UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     April 30, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total: $    1,830,682,645

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Agilent Technologies Inc.	      Common Stock	00846U101  $25,531,736 	 	  807,200     Sole	 	     Sole
Albertson's Inc.		      Common Stock	013104104  $41,885,650 	 	1,891,000     Sole		     Sole
Abbott Laboratories		      Common Stock	002824100  $27,333,966 	 	  665,060     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103  $43,705,200 	 	1,040,600     Sole		     Sole
American International Group	      Common Stock	026874107  $26,467,479 	 	  370,953     Sole		     Sole
Allstate Corp.			      Common Stock	020002101  $24,393,836 		  536,600     Sole		     Sole
AT&T Wireless Services		      Common Stock	00209A106  $   288,940 	 	   21,230     Sole		     Sole
Boeing Co.			      Common Stock	097023105  $47,105,647 	 	1,146,960     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104  $70,968,972 	 	  876,377     Sole		     Sole
Bally Total Fitness		      Common Stock	05873K108  $   791,100 	 	  135,000     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102  $21,177,312 	 	  764,800     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108  $67,498,480 	        2,785,740     Sole		     Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Common Bond	339130AL0  $     1,619 	 	      259     Sole		     Sole
BP Amoco			      Common Stock	055622104  $27,766,170 	 	  542,308     Sole		     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	084670108  $    93,300 	 		1     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101  $68,958,287 	 	1,333,816     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $ 8,832,119 	 	  111,700     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101  $24,515,657 	 	  852,422     Sole		     Sole
Costco Wholesale Corp		      Common Stock	22160K105  $   176,532 	 	    4,700     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100  $22,832,807 	 	  260,114     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109  $51,364,852 	 	1,216,600     Sole		     Sole
Dell Inc.			      Common Stock	247025109  $38,215,854 	 	1,136,700     Sole		     Sole
The Walt Disney Co.		      Common Stock	254687106  $ 9,597,909 	 	  384,070     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $38,543,126 	 	  956,880     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106  $80,260,126 	 	3,551,333     Sole		     Sole
Ford Motor Co.			      Common Stock	345370860  $40,821,844 	        3,008,242     Sole		     Sole
Fannie Mae			      Common Stock	313586109  $74,600,560 	 	1,003,370     Sole		     Sole
Friedman's Inc.			      Common Stock	358438109  $   783,000 	          135,000     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   350,700 	 	  334,000     Sole		     Sole
General Electric Co.		      Common Stock	369604103  $63,631,301 	 	2,084,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $42,744,192 		  907,520     Sole		     Sole
Gateway				      Common Stock	367626108  $ 2,640,000 		  500,000     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 7,755,731 	 	  207,595     Sole		     Sole
Honda Motor Co Ltd		      Common Stock	438128308  $   925,600 	 	   40,000     Sole		     Sole
Hewlett-Packard Co.		      Common Stock	428236103  $10,931,224 	 	  478,600     Sole		     Sole
International Business Machines	      Common Stock	459200101  $36,791,104 	 	  400,600     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $ 8,898,752 	 	  327,160     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104  $29,097,050 	 	  573,680     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100  $30,651,814 	 	  609,380     Sole		     Sole
Kroger Co			      Common Stock	501044101  $   156,416 	 	    9,400     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $22,276,029 	 	  779,700     Sole		     Sole
Midwest Express Holding		      Common Stock	597911106  $ 1,676,400 	 	  381,000     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108  $25,015,200 	 	  420,000     Sole		     Sole
Medco Health Solutions Inc.	      Common Stock	58405U102  $ 5,014,543 	 	  147,487     Sole		     Sole
3M Co.				      Common Stock	88579Y101  $15,761,612 	 	  192,520     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107  $72,115,429 	 	1,631,940     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 3,678,671 	 	  147,560     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $ 1,091,910 	 	   17,000     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108  $20,730,096 	 	  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $74,960,734 	 	2,138,680     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109  $25,129,248 		  239,600     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $ 1,046,080 	 	   28,000     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105  $32,458,718 	 	  585,686     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $   894,600 	 	   21,000     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103  $40,941,137 	 	1,668,343     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $74,079,168 	 	3,388,800     Sole		     Sole
Safeway Inc.			      Common Stock	786514208  $   158,466 	 	    7,700     Sole		     Sole
AT& T Corp.			      Common Stock	001957109  $10,313,390 	 	  527,000     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $   944,985 		  109,500     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104  $ 9,817,920 	 	  336,000     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104  $29,042,321 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $39,400,100 	 	  838,300     Sole		     Sole
Winn-Dixie Stores Inc.		      Common Stock	974280109  $   228,000 	 	   30,000     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103  $70,855,890 	 	1,659,000     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103  $30,215,078 	 	  506,200     Sole		     Sole
Wyeth				      Common Stock	983024100  $67,101,850 	 	1,787,000     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $36,649,108 	 	  881,200     Sole		     Sole
====================================================================================================================================

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